Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	Jun. 09, 2022	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
C000001874 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Municipal Bond Fund (Class A/JHTFX)
Account Value	$ 12,537.913765	$ 12,537.913765	$ 12,537.913765	$ 12,537.913765	$ 11,685.452089		$ 12,147.773132	$ 13,353.665771	$ 11,429.917208	$ 11,881.431939	$ 11,209.631335	$ 10,825.258241	$ 10,744.02823	$ 10,074.415104	$ 9,600
Average Annual Return, Percent	2.97%		0.25%	2.29%
C000001874 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Municipal Bond Fund (Class A/JHTFX)—excluding sales charge
Average Annual Return, Percent	7.30%		1.08%	2.71%
C000178766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Municipal Opportunities Fund (Class I/JTBDX)
Account Value	$ 312,702.798442	312,702.798442	$ 312,702.798442	$ 312,702.798442	301,276.785952		302,461.105682	324,155.521935	296,346.020221	295,314.021747	279,377.359349	274,510.019449	273,214.659569	259,378.4975	250,000
Average Annual Return, Percent	3.79%		1.15%	2.26%
C000001879 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Municipal Opportunities Fund (Class C/TBMBX)
Account Value	$ 11,478.887461	11,478.887461	$ 11,478.887461	$ 11,478.887461	11,159.413321		11,293.040367	12,215.178615	11,266.684551	11,340.793004	10,825.155452	10,732.697662	10,777.05451	10,308.021	10,000
Average Annual Return, Percent	1.86%		0.24%	1.39%
C000001879 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Municipal Opportunities Fund (Class C/TBMBX)—excluding sales charge
Average Annual Return, Percent	2.86%		0.24%	1.39%
C000193019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Municipal Opportunities Fund (Class R6/JTMRX)
Account Value	$ 1,251,130.678931	1,251,130.678931	$ 1,251,130.678931	$ 1,251,130.678931	1,203,907.491837		1,208,404.0115	1,294,657.221622	1,183,202.579467	1,179,931.161326	1,115,996.946195	1,096,547.429609	1,092,858.638276	1,037,513.99	1,000,000
Average Annual Return, Percent	3.92%		1.18%	2.27%
C000001877 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Municipal Opportunities Fund (Class A/TAMBX)
Account Value	$ 11,865.429419	11,865.429419	$ 11,865.429419	$ 11,865.429419	11,449.02108		11,499.164452	12,357.086707	11,301.392757	11,290.96713	10,697.381011	10,526.855324	10,491.442927	9,960.134304	9,600
Average Annual Return, Percent	(0.51%)		0.18%	1.72%
C000001877 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Municipal Opportunities Fund (Class A/TAMBX)—excluding sales charge
Average Annual Return, Percent	3.64%		1.00%	2.14%
C000193018 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Municipal Bond Fund (Class R6/JCTRX)
Account Value	$ 1,321,767.646088	1,321,767.646088	$ 1,321,767.646088	$ 1,321,767.646088	1,231,788.283502		1,278,067.265328	1,401,927.258205	1,198,166.960875	1,243,027.835457	1,169,202.561752	1,127,631.066766	1,119,169.607333	1,049,418.24	1,000,000
Average Annual Return, Percent	7.30%		1.24%	2.83%
C000001876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Municipal Bond Fund (Class C/JCTFX)
Account Value	$ 12,117.980492	12,117.980492	$ 12,117.980492	$ 12,117.980492	11,378.902885		11,918.542675	13,200.698246	11,383.702269	11,922.428404	11,332.674978	11,026.252124	11,025.788379	10,416.1176	10,000
Average Annual Return, Percent	5.50%		0.33%	1.94%
C000001876 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Municipal Bond Fund (Class C/JCTFX)—excluding sales charge
Average Annual Return, Percent	6.50%		0.33%	1.94%
C000178765 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Municipal Bond Fund (Class I/JHYMX)
Account Value	$ 330,484.735907	330,484.735907	$ 330,484.735907	$ 330,484.735907	307,567.686147		319,216.810963	350,322.937458	299,452.021976	310,782.754064	292,777.737151	282,351.324384	279,792.401833	262,354.56	250,000
Average Annual Return, Percent	7.45%		1.24%	2.83%
C000236446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Opportunities Fund (Class A/JHSFX)
Account Value	$ 10,551.400216	$ 10,551.400216	$ 10,551.400216	$ 10,551.400216	9,939.206706	$ 9,775
Average Annual Return, Percent	3.74%	2.75%
C000236446 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Opportunities Fund (Class A/JHSFX)—excluding sales charge
Average Annual Return, Percent	6.16%	3.94%
C000236447 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Opportunities Fund (Class C/JHSHX)
Account Value	$ 10,625.83601	$ 10,625.83601	10,625.83601	10,625.83601	10,094.32116	10,000
Average Annual Return, Percent	4.27%	3.12%
C000236447 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Opportunities Fund (Class C/JHSHX)—excluding sales charge
Average Annual Return, Percent	5.27%	3.12%
C000236448 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Opportunities Fund (Class I/JHSJX)
Account Value	$ 270,645.345038	$ 270,645.345038	270,645.345038	270,645.345038	254,564.9075	250,000
Average Annual Return, Percent	6.32%	4.09%
C000236445 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Opportunities Fund (Class R6/JHSKX)
Account Value	$ 1,082,917.569226	$ 1,082,917.569226	1,082,917.569226	1,082,917.569226	1,018,431.84	1,000,000
Average Annual Return, Percent	6.33%	4.11%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,336.295708	$ 10,336.295708	$ 10,336.295708	$ 10,336.295708	10,067.2179	10,000	12,103.834682	12,986.116223	12,398.978942	11,924.606872	11,206.888273	11,083.416026	10,924.019291	10,318.2155	10,000
Average Annual Return, Percent	2.67%	1.69%	0.93%	2.25%
Bloomberg High Yield Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Account Value	$ 15,121.005568	$ 15,121.005568	$ 15,121.005568	$ 15,121.005568	13,976.564753		$ 14,286.148155	$ 15,242.165751	$ 12,986.19566	$ 13,294.17027	$ 12,336.648927	$ 11,597.154296	$ 11,087.241313	$ 10,589.0663	$ 10,000
Average Annual Return, Percent	8.19%		2.61%	4.22%
Bloomberg Municipal 1-5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-5 Year Index
Account Value	$ 10,252.634992	$ 10,252.634992	$ 10,252.634992	$ 10,252.634992	$ 9,999.5256	$ 10,000
Average Annual Return, Percent	2.53%	1.27%